Investments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Investments [Abstract]
Schedule of group financial investments
	30 June 2022
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,677	-	-	2,677
Quoted bonds	-	470,696	-	470,696
Quoted funds and alternative investments	-	-	12,123	12,123
Quoted equities	-	9,783	13,267	23,050
Unquoted equities**	-	7,205	-	7,205
Expected credit losses and impairment	(450)	-	-	(450)
	2,227	487,684	25,390	515,301

	31 December 2021
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,934	-	-	2,934
Quoted bonds	-	418,445	-	418,445
Quoted funds and alternative investments	-	-	14,377	14,377
Quoted equities	-	13,721	14,162	27,883
Unquoted equities**	-	7,046	-	7,046
Expected credit losses and impairment	(463)	-	-	(463)
	2,471	439,212	28,539	470,222

Schedule of expected credit losses and impairment provision for the bonds
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Opening balance	463	397
(Release) addition of provision for investment held at amortized cost	(13)	66
Ending balance	450	463

Schedule of fair value of level 3 financial assets
	%	Positive impact	Negative impact	Valuation variables
		USD ’000	USD ’000
30 June 2022	+/-10	428	(428)	Market multiples applied to a range of financial performance measures***
30 June 2021	+/-10	676	(676)	Market multiples applied to a range of financial performance measures***